Leases	12 Months Ended
Dec. 31, 2023
Leases
Leases

Note 15. Leases

The Company has entered into various lease agreements. With the exception of short-term leases and leases of low-value underlying assets, each lease is reflected on the balance sheet as right-of-use asset and a lease liability. The Company classifies its right-of-use assets in a consistent manner to its property and equipment.

Rights-of-use assets and lease liabilities are presented in the consolidated statements of financial position as follows:

	As of December 31,
in €‘000	2023	2022
Right-of-use assets – Property and equipment
Buildings	51,394	20,409
Other facilities and equipment	318	259
Lease liabilities – Loans and borrowings
Current	9,537	7,302
Non-current	40,414	14,712

Generally, the office building lease contracts have fixed payments. Leases are either non-cancellable or may be cancelled by incurring a substantive termination fee. Further, the Company is prohibited from selling or pledging the underlying leased assets as security. For leases over office buildings the Company must keep those properties in a good state of repair and return the properties in their original condition at the end of the lease.

Information about leases for which the Company is a lessee is presented below.

15.1 Right-of-use assets

Additional information on the significant right of use assets by class of assets and the movements during the period are as follows:

	Office buildings
in €‘000	2023	2022
Balance as of January 1,	20,409	22,905
Depreciation charge for the year	(7,181)	(5,913)
Additions	39,727	3,113
Derecognition due to lease termination	(1,311)	(19)
Foreign currency effects	(250)	323
Balance as of December 31,	51,394	20,409

15.2 Lease liabilities

Set out below are the carrying amounts of lease liabilities and the movements during the period:

in €‘000	2023	2022
Balance as of January 1,	22,014	23,898
Additions to lease liabilities	38,209	2,609
Accretion of interest	1,149	661
Interest paid	(1,149)	(661)
Payments	(7,983)	(5,958)
Additions from business combinations	—	867
Rent concessions	(30)	(38)
Derecognition due to lease termination	(1,323)	(16)
Foreign currency effects	(936)	652
Balance as of December 31,	49,951	22,014
Current	9,537	7,302
Non-current	40,414	14,712

The maturity analysis of lease liabilities is disclosed in Note 26.

15.3 Amounts recognized in the consolidated statements of profit or loss

	Years Ended December 31,
in €‘000	2023	2022	2021
Interest on lease liabilities	1,149	661	324
Depreciation	7,181	5,913	5,569
Income from sub-leasing right-of-use assets	(14)	—	(33)
Expenses relating to short-term leases[1]	938	682	547
Expenses relating to low-value assets[1]	3	—	8
Rent concessions	(30)	(38)	(59)
Total amount recognized in profit from continuing operations	9,227	7,218	6,356
[1]

The Company has elected not to recognize a lease liability for short term leases (leases with an expected term of 12 months or less) or for leases of low value assets. Payments made under such leases are expensed on a straight-line basis.

15.4 Amounts recognized in the consolidated statements of cash flows

Total cash outflow for leases for the years ended December 31, 2023, 2022 and 2021 are as follows:

	Years Ended December 31,
in €‘000	2023	2022	2021
Operating activities - cash outflow for leases
-Short-term and low-value lease payments	938	682	555
-Interest paid on lease liabilities	1,149	661	324
Financing activities – Principal payment on lease liabilities	7,983	5,958	7,118
Total cash outflow for leases	10,070	7,301	7,997

15.5 Extension options

Some leases over office buildings contain extension options exercisable by the Company. Where practicable, the Company seeks to include extension options in new leases to provide operational flexibility. Most of the extension options held are exercisable only by the Company. The Company assesses at lease commencement date whether it is reasonably certain to exercise the extension options. The Company reassesses whether it is reasonably certain to exercise the options if there is a significant event or significant changes in circumstances within its control.